COMMITMENTS - Bridge Securities Purchase Agreement (Details)		12 Months Ended
	Oct. 06, 2022 USD ($) instrument $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
RELATED PARTY TRANSACTIONS
Number of shares per warrant | shares		1
Warrants, exericse price | $ / shares		$ 11.50
Amount of proceeds received		$ 100,000	$ 800,000
Amount of direct cost attributable to the financing			$ 61,800
Bridge Warrants
RELATED PARTY TRANSACTIONS
Warrants outstanding	$ 8,552
Net of offering cost	$ 613
Bridge Notes
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares			173,913
Number of shares issued | shares			30,000
Interest expenses- Bridge Note		429,007	$ 125,980
Bridge Securities Purchase Agreement
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	30,000
Amortizable debt discount	$ 443,665
Amount of financing costs	40,811
Warrants outstanding	284,424
Net of offering cost	$ 20,376
Bridge Securities Purchase Agreement | Bridge Warrants
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	173,913
Number of shares per warrant | shares	1
Warrants, exericse price | $ / shares	$ 11.50
Relative value attributed to the Bridge Warrants	$ 9,165
Relative value attributed to the Bridge Shares	304,800
Originally issued discount	88,889
Bridge Securities Purchase Agreement | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount	2,222,222
Amount allocated	$ 888,889
Interest rate (in percent)	10.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Number of instruments for which relative fair value basis used | instrument	3
Fair value of PIPE Forward Contract	$ 278,404
Amount of proceeds received	738,200
Amount of direct cost attributable to the financing	61,800
Principal due	$ 610,485
Interest expenses- Bridge Note		$ 429,007
Bridge Securities Purchase Agreement | Bridge Notes | Bridge Warrants
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)	10.00%